Item 1. Schedule of Investments:
Putnam New Opportunities Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (98.7%)(a)
	Shares	Value

Aerospace and Defense (3.0%)
Boeing Co. (The)	1,145,800	$77,857,110
L-3 Communications Holdings, Inc.	346,300	27,381,941
Lockheed Martin Corp.	550,100	33,578,104
Raytheon Co.	596,200	22,667,524
Rockwell Collins, Inc.	403,900	19,516,448
		181,001,127

Automotive (0.4%)
Oshkosh Truck Corp.	560,600	24,195,496

Banking (1.4%)
Commerce Bancorp, Inc.	160,000	4,910,400
TCF Financial Corp.	529,800	14,172,150
UnionBanCal Corp.	314,600	21,933,912
Westcorp	203,200	11,968,480
Zions Bancorp.	387,800	27,615,238
		80,600,180

Beverage (0.2%)
Pepsi Bottling Group, Inc. (The)	495,100	14,135,105

Biotechnology (3.1%)
Affymetrix, Inc. (NON)	330,600	15,283,638
Amgen, Inc. (NON)	801,400	63,847,538
Celgene Corp. (NON)	434,600	23,607,472
Connetics Corp. (NON)	306,500	5,182,915
Genzyme Corp. (NON)	896,400	64,218,096
Invitrogen Corp. (NON)	178,800	13,451,124
		185,590,783

Broadcasting (0.7%)
XM Satellite Radio Holdings, Inc. Class A (NON)	1,212,120	43,527,229

Coal (0.5%)
CONSOL Energy, Inc.	383,700	29,264,799

Commercial and Consumer Services (3.2%)
Administaff, Inc.	605,600	24,066,544
Corporate Executive Board Co. (The)	741,700	57,837,766
Google, Inc. Class A (NON)	248,100	78,513,726
IAC/InterActiveCorp. (NON)	1,141,300	28,931,955
		189,349,991

Communications Equipment (4.3%)
Cisco Systems, Inc. (NON)	7,743,000	138,831,990
Comtech Telecommunications Corp. (NON)	289,600	12,009,712
F5 Networks, Inc. (NON)	346,700	15,071,049
Harris Corp.	646,600	27,027,880
Nokia OYJ ADR (Finland)	717,900	12,139,689
Scientific-Atlanta, Inc.	1,338,900	50,222,139
		255,302,459

Computers (4.9%)
Anixter International, Inc. (NON)	521,300	21,024,029
Apple Computer, Inc. (NON)	1,786,500	95,774,265
Dell, Inc. (NON)	1,677,300	57,363,660
EMC Corp. (NON)	1,124,200	14,547,148
Hewlett-Packard Co.	447,100	13,055,320
Intergraph Corp. (NON)	500,600	22,381,826
Micros Systems, Inc. (NON)	590,400	25,830,000
NCR Corp. (NON)	418,300	13,347,953
Network Appliance, Inc. (NON)	401,400	9,529,236
Western Digital Corp. (NON)	1,451,600	18,769,188
		291,622,625

Conglomerates (0.3%)
Danaher Corp.	374,300	20,148,569

Consumer Cyclicals (1.9%)
Black & Decker Manufacturing Co.	1,142,200	93,763,198
Harman International Industries, Inc.	192,000	19,635,840
		113,399,038

Consumer Finance (1.8%)
Capital One Financial Corp.	567,900	45,159,408
CompuCredit Corp. (NON)	87,823	3,901,098
Countrywide Financial Corp.	704,300	23,227,814
Providian Financial Corp. (NON)	1,966,500	34,767,720
		107,056,040

Consumer Goods (3.8%)
Energizer Holdings, Inc. (NON)	617,100	34,989,570
Newell Rubbermaid, Inc.	413,300	9,361,245
Procter & Gamble Co. (The)	2,763,200	164,299,872
Weight Watchers International, Inc. (NON)	290,000	14,958,200
		223,608,887

Consumer Services (2.3%)
Alliance Data Systems Corp. (NON)	1,532,800	60,009,120
Getty Images, Inc. (NON)	479,100	41,221,764
Labor Ready, Inc. (NON)	646,700	16,587,855
Valueclick, Inc. (NON)	1,081,600	18,484,544
WebMD Health Corp. Class A (NON)	26,590	655,417
		136,958,700

Electrical Equipment (0.4%)
WESCO International, Inc. (NON)	740,240	25,071,929

Electronics (5.0%)
Amphenol Corp. Class A	265,000	10,690,100
Arrow Electronics, Inc. (NON)	387,400	12,148,864
Avnet, Inc. (NON)	925,200	22,621,140
Freescale Semiconductor, Inc. Class A (NON)	914,100	21,399,081
Intel Corp.	6,211,900	153,123,335
Microchip Technology, Inc.	505,800	15,234,696
Motorola, Inc.	1,325,500	29,280,295
National Semiconductor Corp.	399,600	10,509,480
Texas Instruments, Inc.	679,900	23,048,610
		298,055,601

Energy (2.7%)
CAL Dive International, Inc. (NON)	372,900	23,645,589
Cooper Cameron Corp. (NON)	1,047,100	77,412,103
Pride International, Inc. (NON)	848,500	24,190,735
Superior Energy Services (NON)	627,900	14,498,211
Unit Corp. (NON)	339,100	18,745,448
		158,492,086

Entertainment (0.3%)
Dreamworks Animation SKG, Inc. Class A (NON)	223,800	6,190,308
Pixar, Inc. (NON)	203,300	9,048,883
		15,239,191

Environmental (--%)
Clean Harbors, Inc (NON)	16,758	568,934

Financial (1.7%)
American Express Co.	389,600	22,378,624
Chicago Mercantile Exchange Holdings, Inc. (The)	46,600	15,718,180
Moody's Corp.	1,228,000	62,726,240
		100,823,044

Food (0.4%)
Archer Daniels Midland Co.	875,400	21,587,364

Forest Products and Packaging (0.2%)
Crown Holdings, Inc. (NON)	765,000	12,194,100

Gaming & Lottery (0.7%)
Ameristar Casinos, Inc.	800,800	16,688,672
GTECH Holdings Corp.	682,300	21,874,538
		38,563,210

Health Care Services (5.7%)
AmerisourceBergen Corp.	275,200	21,272,960
Coventry Health Care, Inc. (NON)	276,800	23,810,336

Express Scripts, Inc. (NON)	445,000	27,679,000
Lincare Holdings, Inc. (NON)	551,300	22,630,865
McKesson Corp.	966,300	45,850,935
UnitedHealth Group, Inc.	2,129,500	119,677,899
WellPoint, Inc. (NON)	1,000,100	75,827,582
		336,749,577

Homebuilding (2.8%)
KB Home	212,200	15,533,040
NVR, Inc. (NON)	98,400	87,079,080
Toll Brothers, Inc. (NON)	968,800	43,276,296
William Lyon Homes, Inc. (NON)	144,700	22,457,440
		168,345,856

Insurance (1.8%)
Everest Re Group, Ltd. (Barbados)	386,300	37,818,770
Selective Insurance Group	294,800	14,415,720
W.R. Berkley Corp.	1,093,950	43,189,146
Zenith National Insurance Corp.	231,500	14,512,735
		109,936,371

Investment Banking/Brokerage (2.4%)
Bear Stearns Cos., Inc. (The)	462,400	50,748,400
Calamos Asset Management, Inc. Class A	343,900	8,487,452
Eaton Vance Corp.	295,200	7,326,864
Goldman Sachs Group, Inc. (The)	244,800	29,762,784
Lazard, Ltd. Class A (Bermuda)	656,000	16,596,800
Lehman Brothers Holdings, Inc.	258,800	30,145,024
		143,067,324

Leisure (0.4%)
Brunswick Corp.	297,600	11,228,448
Polaris Industries, Inc.	295,400	14,637,070
		25,865,518

Lodging/Tourism (0.2%)
Choice Hotels International, Inc.	181,200	11,712,768

Machinery (0.9%)
Cummins, Inc.	293,800	25,851,462
Terex Corp. (NON)	200,800	9,925,544
Timken Co.	650,000	19,259,500
		55,036,506

Manufacturing (0.4%)
Mettler-Toledo International, Inc. (Switzerland) (NON)	433,000	22,074,340

Medical Technology (8.0%)
Bausch & Lomb, Inc.	299,400	24,155,592
Becton, Dickinson and Co.	584,400	30,640,092
C.R. Bard, Inc.	780,000	51,503,400
Charles River Laboratories International, Inc. (NON)	443,500	19,345,470
Dade Behring Holdings, Inc.	637,200	23,359,752
Haemonetics Corp. (NON)	452,200	21,493,066
Kinetic Concepts, Inc. (NON)	785,900	44,639,120
Medtronic, Inc.	770,700	41,324,934
Respironics, Inc. (NON)	1,490,000	62,848,200
St. Jude Medical, Inc. (NON)	1,778,900	83,252,520
Sybron Dental Specialties, Inc. (NON)	320,400	13,322,232
Varian Medical Systems, Inc. (NON)	1,279,400	50,549,094
Waters Corp. (NON)	294,100	12,234,560
		478,668,032

Metals (1.9%)
AK Steel Holding Corp. (NON)	1,638,400	14,041,088
Century Aluminum Co. (NON)	390,200	8,771,696
Phelps Dodge Corp.	604,800	78,581,664
Steel Dynamics, Inc.	406,300	13,797,948
		115,192,396

Oil & Gas (4.8%)
Amerada Hess Corp.	204,300	28,091,250
Burlington Resources, Inc.	847,200	68,894,304
ExxonMobil Corp.	858,200	54,530,028
Frontier Oil Corp.	184,400	8,178,140
Noble Energy, Inc.	537,200	25,194,680
Southwestern Energy Co. (NON)	229,200	16,823,280
Sunoco, Inc.	364,000	28,464,800
Tesoro Petroleum Corp.	401,300	26,983,412
Valero Energy Corp.	266,000	30,073,960
		287,233,854

Pharmaceuticals (5.7%)
Allergan, Inc.	477,000	43,702,740
Barr Pharmaceuticals, Inc. (NON)	989,050	54,318,626
Caremark Rx, Inc. (NON)	733,800	36,638,634
Cephalon, Inc. (NON)	673,000	31,240,660
Johnson & Johnson	2,354,700	149,005,416
Medicis Pharmaceutical Corp. Class A	146,700	4,776,552
Mylan Laboratories, Inc.	958,300	18,456,858
		338,139,486

Publishing (0.5%)
McGraw-Hill Companies, Inc. (The)	644,500	30,961,780

Railroads (0.6%)
Canadian National Railway Co. (Canada)	461,100	32,733,489

Restaurants (0.3%)
Darden Restaurants, Inc.	605,300	18,382,961

Retail (7.7%)
Advance Auto Parts, Inc. (NON)	653,100	25,261,908
American Eagle Outfitters, Inc.	2,754,000	64,801,620
Barnes & Noble, Inc.	463,600	17,477,720
Best Buy Co., Inc.	1,469,501	63,967,379
Coach, Inc. (NON)	275,300	8,633,408
Coldwater Creek, Inc. (NON)	796,850	20,096,557
Home Depot, Inc. (The)	3,088,800	117,806,832
Michaels Stores, Inc.	1,454,100	48,072,546
Pantry, Inc. (The) (NON)	493,500	18,442,095
Staples, Inc.	3,521,050	75,068,786
		459,628,851

Schools (0.5%)
Apollo Group, Inc. Class A (NON)	115,300	7,654,767
Career Education Corp. (NON)	533,159	18,959,134
		26,613,901

Semiconductor (0.6%)
Lam Research Corp. (NON)	654,800	19,951,756
Photronics, Inc. (NON)	727,900	14,121,260
		34,073,016

Software (7.4%)
Adobe Systems, Inc.	2,465,800	73,604,130
Amdocs, Ltd. (Guernsey) (NON)	699,400	19,394,362
Autodesk, Inc.	499,400	23,192,136
BMC Software, Inc. (NON)	934,600	19,720,060
Citrix Systems, Inc. (NON)	2,181,300	54,837,882
Cognos, Inc. (Canada) (NON)	314,000	12,224,020
McAfee, Inc. (NON)	1,171,900	36,821,098
Microsoft Corp. (SEG)	4,382,100	112,751,433
MicroStrategy, Inc. (NON)	231,000	16,236,990
Symantec Corp. (NON)	3,030,200	68,664,332
		437,446,443

Technology Services (1.2%)
Accenture, Ltd. Class A (Bermuda) (NON)	894,000	22,761,240
Automatic Data Processing, Inc.	221,000	9,511,840
Equifax, Inc.	118,800	4,150,872
Global Payments, Inc.	320,100	24,878,172
Ingram Micro, Inc. Class A (NON)	623,600	11,561,544
		72,863,668

Telecommunications (0.4%)
Earthlink, Inc. (NON)	2,380,771	25,474,250

Textiles (1.3%)
NIKE, Inc. Class B	977,400	79,834,032

Total common stocks (cost $5,105,618,516)		$5,876,390,906

SHORT-TERM INVESTMENTS (1.7%)(a) (cost $99,488,814)
	Shares	Value

Putnam Prime Money Market Fund (e)	99,488,814	$99,488,814

TOTAL INVESTMENTS

Total investments (cost $5,205,107,330) (b)		$5,975,879,720

Putnam New Opportunities Fund
FUTURES CONTRACTS OUTSTANDING at 9/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Index Mini (Long)	352	$11,362,560	Dec-05	$1,522
Russell 2000 Index Mini (Long)	154	10,350,340	Dec-05	50,514
S&P 500 Index (Long)	89	27,463,175	Dec-05	(92,546)

Total				$(40,510)

(a)	Percentages indicated are based on net assets of $5,952,858,238.

(b)	The aggregate identified cost on a tax basis is $5,226,132,285, resulting in gross unrealized appreciation and depreciation of $892,997,259 and $143,249,824, respectively, or net unrealized appreciation of $749,747,435.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2005.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime
Money Market Fund, an open-end management investment company managed by Putnam Investment Management,
LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam
Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $407,947 for the period ended September 30, 2005. During the period ended
September 30, 2005 cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $317,407,799 and $240,002,181, respectively.

At September 30, 2005, liquid assets totaling $49,657,639 have been designated as collateral for open forward commitments and future contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the
Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.
Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: November 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: November 29, 2005